Share Capital and Employee Compensation Plans - Disclosure of RSU transactions, shown in number of RSUs, during the year (Details) - Restricted share units $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year (in shares) | shares	249,498,000	83,500,000
Granted (in shares) | shares	0	195,500,000
Settled for cash ( in shares) | shares	0	27,002,000
Forfeited (in share) | shares	(14,061,000)	(2,500,000)
Change in value ( in shares) | shares	0	0
Outstanding, end of year (in shares) | shares	235,437,000	249,498,000
Outstanding, beginning of year | $	$ 254	$ 11
Granted | $	0	1,677
Settled for cash | $	0	175
Forfeited | $	(20)	(6)
Change in value | $	821	(1,253)
Outstanding, end of year | $	$ 1,055	$ 254